Stock-based Payments - Summary of Deferred Purchase Obligation Compensation Expense (Details) - Cassidy Turley, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cassidy Turley deferred payment obligation	$ 13.5	$ 23.2	$ 26.1
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cassidy Turley deferred payment obligation	9.9	9.5	10.8
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cassidy Turley deferred payment obligation	$ 3.6	$ 13.7	$ 15.3